Investment Objectives and Goals - Allspring Managed Account CoreBuilder Shares Series EM - CoreBuilder Shares - Series EM	Oct. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to achieve long-term capital appreciation and current income.